UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Lotsoff Capital Management Investment Trust

Micro Cap Fund

Semi-Annual Report

March 31, 2010

Lotsoff Capital Management Investment Trust
Micro Cap Fund

March 31, 2010

Dear Shareholders:

We are pleased to present the semi-annual report of the Lotsoff Capital Management Micro Cap Fund (the “Fund”) for the period ended March 31, 2010. The table below illustrates the Fund’s performance relative to several broad market indexes over this period.

Total Returns as of March 31, 2010

	Six	One	Three	Five	Since
	Months	Year	Years	Years	Inception*
	(cumulative)	(annualized)	(annualized)	(annualized)	(annualized)
Micro Cap Fund	10.35%	78.03%	-11.97%	-2.65%	-0.49%
Russell Microcap™ Index	9.32%	65.15%	-8.40%	0.04%	1.45%
Russell 2000® Index	13.07%	62.77%	-3.99%	3.36%	4.90%
S&P 500® Index	11.75%	49.77%	-4.17%	1.92%	3.72%
Annual Operating Expenses: 1.96%**

*	Inception Date: November 7, 2003
**	The Annual Operating Expense is reflective of the information disclosed in the Fund’s Prospectus dated January 29, 2010. The information may differ from the expense ratios disclosed in this report.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

The S&P 500®  Index is a broad unmanaged index generally considered as representative of the U.S. equity market. The Russell 2000® Index is comprised of the smallest 2000 companies in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3000 largest U.S. companies based on market capitalization. The Russell MicrocapTM Index includes the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. All Indexes are unmanaged and returns include reinvested dividends.  You cannot invest directly in an index.

The economy and the markets continued to recover during the semi-annual period ended March 31, 2010. The economy appears to be healing more rapidly than we would have expected given the massive de-leveraging that is still in the process of occurring. But there is a lot of government stimulus and a lot of room for GDP growth simply through rebuilding inventories. Cost cutting and vastly improved productivity measures have contributed to very good earnings, especially considering the slow sales growth seen so far. Good earnings have propelled the market even though the economy has been subdued. If the economy resumes a steady growth rate, the market should continue to move higher as sales growth falls to the bottom line. We are not oblivious to downside forces including government regulations, over-spending and taxes. However, improvement of the unemployment picture could be the unappreciated and a surprising countervailing force to the present weight of the real estate environment.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

The Fund’s performance for the six-month period ended March 31, 2010 was significantly higher than the Russell Microcap™ Index. The following table illustrates the Fund’s relative performance by sector during this period.

Lotsoff Capital Management Micro Cap Fund versus Russell Micro Cap™ Index
Performance Attribution Six Months Ended March 31, 2010

Active Return Effect By Sector
Energy	0.06%	Health Care	-0.05%
Materials	-0.39%	Financials	0.50%
Industrials	0.28%	Information Technology	0.36%
Consumer Discretionary	-0.10%	Telecomm. Services	0.08%
Consumer Staples	0.34%	Utilities	-0.06%

We are encouraged by the Fund’s performance over the last six and twelve months. As you can see in the table above, six of the ten sectors contributed to our relative outperformance with the best performance coming from Financials, Information Technology and Industrials. Relative underperformance over the six months was seen in the materials and consumer discretionary sectors. During the six-month period, we moved into premium franchises with excellent longer-term growth prospects. We made a conscious effort to reduce the Fund’s exposure to names with high debt/equity ratios and/or significant refinance risk. Our focus also has been to look for names that will not need to recapitalize, as capital funding cannot be taken for granted in this environment. We continue to believe that the portfolio remains well positioned to benefit from the continuing recovery in the United States and strong growth in international markets.

The market environment has not been favorable for our strategy for a few years. The building up of the asset value bubble (real estate, stocks, commodities, etc) and the subsequent meltdown was a period of distortion when viewed through the lens of economic rationality on which we base our decisions. While these events have been sobering for investors, they have brought about more focus on the fundamental foundation of a stock’s value and more economic rationality in considering investments of all types. We have adhered to our investment principles and, as we expected, as the debris clears and risk aversion abates our investment process is proving to be one that adds value.

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate a superior chance of being successful investments and seeking to control risk to protect investors’ capital. We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.

Sincerely,

Donald W. Reid, Ph. D.
Chief Investment Officer

This material is not authorized for use unless accompanied or preceded by a prospectus.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Investments by Sector
(As a Percentage of Long-Term Investments)
March 31, 2010 (Unaudited)

Consumer Discretionary	15.1%
Consumer Staples	2.8
Energy	3.1
Financials	22.3
Health Care	18.3
Industrials	11.5
Information Technology	20.0
Materials	4.0
Miscellaneous	1.9
Telecommunication Services	0.7
Utilities	0.3
Total	100.0%

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Number
of Shares			Value
	COMMON STOCK	96.85%

	ADVERTISING	0.61%
12,200	APAC Customer Services, Inc.*		$70,150
2,400	inVentiv Health, Inc.*		53,904
			124,054

	AEROSPACE & DEFENSE	1.08%
3,200	Astronics Corp.*		31,392
3,600	Herley Industries, Inc.*		52,776
3,000	Innovative Solutions & Support, Inc.*		18,900
6,300	LMI Aerospace, Inc.*		117,054
			220,122

	APPAREL	2.70%
4,600	G-III Apparel Group Ltd.*		126,776
44,200	Joe’s Jeans, Inc.*		116,246
2,050	Perry Ellis International, Inc.*		46,433
8,500	Rocky Brands, Inc.*		81,090
1,400	Steven Madden Ltd.*		68,320
3,700	True Religion Apparel, Inc.*		112,332
			551,197

	AUTO PARTS & EQUIPMENT	2.51%
2,800	ATC Technology Corp.*		48,048
2,400	Dorman Products, Inc.*		45,576
3,172	Exide Technologies*		18,239
2,100	Fuel Systems Solutions, Inc.*		67,116
3,800	Modine Manufacturing Co.*		42,712
15,575	Spartan Motors, Inc.		87,220
3,900	Strattec Security Corp.*		79,248
5,300	Superior Industries International, Inc.		85,224
3,700	Wonder Auto Technology, Inc.*		39,146
			512,529

	BANKS	8.33%
900	American River Bankshares		7,110
12,900	Banco Latinoamericano de Exportaciones S.A.†		185,244
1,400	Bancorp, Inc.*		12,460
800	Bank of the Ozarks, Inc.		28,152
1,900	Bridge Capital Holdings*		17,385
3,200	Capital Bank Corp.		14,272
16,600	Center Financial Corp.*		80,510
1,500	Columbia Banking System, Inc.		30,465
6,500	Community Capital Corp.*		18,850
4,400	Crescent Financial Corp.*		15,180
1,400	Enterprise Financial Services Corp.		15,484

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	BANKS (continued)
2,800	First Bancorp		$37,856
10,600	First Busey Corp.		46,852
4,300	First Financial Bancorp		76,497
7,300	First Merchants Corp.		50,808
2,650	First of Long Island Corp.		63,865
2,900	Heritage Oaks Bancorp*		11,426
3,500	Horizon Bancorp		67,550
11,200	Intervest Bancshares Corp.*		44,240
700	MB Financial, Inc.		15,771
6,800	MetroCorp Bancshares, Inc.*		20,060
600	Midsouth Bancorp, Inc.		9,900
4,200	MidWestOne Financial Group, Inc.		49,518
6,800	Oriental Financial Group, Inc.†		91,800
2,100	Pacific Continental Corp.		22,050
7,133	Peoples Bancorp of North Carolina, Inc.		42,441
1,100	Pinnacle Financial Partners, Inc.*		16,621
2,978	Porter Bancorp, Inc.		39,012
2,700	Santander BanCorp*†		33,129
900	SCBT Financial Corp.		33,336
17,100	Seacoast Banking Corp. of Florida*		29,241
1,471	Sierra Bancorp		18,961
5,000	Southern National Bancorp of Virginia, Inc.*		40,075
1,300	Southside Bancshares, Inc.		28,041
7,300	Southwest Bancorp, Inc.		60,371
1,400	Sun Bancorp, Inc.*		5,516
1,028	Taylor Capital Group, Inc.*		13,344
4,700	Texas Capital Bancshares, Inc.*		89,253
10,000	United Community Banks, Inc.*		44,100
9,672	Virginia Commerce Bancorp*		64,319
8,800	Western Alliance Bancorp*		50,072
2,600	Whitney Holding Corp.		35,854
2,200	Wilshire Bancorp, Inc.		24,266
			1,701,257

	BEVERAGES	0.16%
800	Peet’s Coffee & Tea, Inc.*		31,720

	BIOTECHNOLOGY	4.21%
1,700	Affymax, Inc.*		39,831
13,700	Ariad Pharmaceuticals, Inc.*		46,580
27,100	Arqule, Inc.*		156,096
7,300	Celldex Therapeutics, Inc.*		44,822
7,800	Chelsea Therapeutics International, Inc.*		27,690
10,200	Cytokinetics, Inc.*		32,640
25,800	CytRx Corp.*		28,638
11,600	Dynavax Technologies Corp.*		15,080
2,600	Emergent Biosolutions, Inc.*		43,654

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	BIOTECHNOLOGY (continued)
21,000	MDRNA, Inc.*		$23,100
2,400	Medicines Co.*		18,816
4,400	Momenta Pharmaceuticals, Inc.*		65,868
3,100	Nanosphere, Inc.*		14,849
10,600	NPS Pharmaceuticals, Inc.*		53,424
3,300	Seattle Genetics, Inc.*		39,402
45,800	SuperGen, Inc.*		146,560
15,300	Vical, Inc.*		51,408
19,300	XOMA Ltd.*†		11,022
			859,480

	BUILDING MATERIALS	1.07%
2,000	AAON, Inc.		45,240
5,500	Apogee Enterprises, Inc.		86,955
4,500	Comfort Systems USA, Inc.		56,205
4,400	LSI Industries, Inc.		30,008
			218,408

	CHEMICALS	1.72%
2,400	American Pacific Corp.*		16,368
1,100	American Vanguard Corp.		8,965
1,900	Balchem Corp.		46,835
1,000	Hawkins, Inc.		24,200
3,000	Innophos Holdings, Inc.		83,700
1,500	Innospec, Inc.*		17,040
900	KMG Chemicals, Inc.		15,822
700	Quaker Chemical Corp.		18,977
3,100	ShengdaTech, Inc.*		23,219
1,100	Stepan Co.		61,479
7,600	Symyx Technologies, Inc.*		34,124
			350,729

	COMMERCIAL SERVICES	3.29%
3,600	Cornell Cos., Inc.*		65,916
1,100	CPI Corp.		15,246
8,700	Diamond Management & Technology Consultants, Inc.		68,295
1,700	Dollar Financial Corp.*		40,902
3,000	H&E Equipment Services, Inc.*		32,340
6,300	Hill International, Inc.*		36,729
1,700	Kendle International, Inc.*		29,716
1,200	Kenexa Corp.*		16,500
2,200	Lincoln Educational Services Corp.*		55,660
4,100	Medifast, Inc.*		103,033
6,400	On Assignment, Inc.*		45,632
10,300	PRG-Schultz International, Inc.*		60,461
3,700	StarTek, Inc.*		25,715
1,700	Steiner Leisure Ltd.*†		75,344
			671,489

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	COMPUTERS	3.13%
2,800	BluePhoenix Solutions Ltd.*†		$6,888
17,200	Ciber, Inc.*		64,328
1,800	Cogo Group, Inc.*		12,582
2,200	Hutchinson Technology, Inc.*		13,728
2,100	Integral Systems, Inc.*		20,223
4,600	LivePerson, Inc.*		35,282
18,500	Magma Design Automation, Inc.*		48,100
2,100	NCI, Inc.*		63,483
6,400	Ness Technologies, Inc.*		40,384
2,600	Netscout Systems, Inc.*		38,454
7,000	NetSol Technologies, Inc.*		6,090
4,100	Radiant Systems, Inc.*		58,507
4,900	Radisys Corp.*		43,904
1,300	Rimage Corp.*		18,798
4,500	Smart Modular Technologies WWH, Inc.*†		34,695
900	Stratasys, Inc.*		21,942
3,200	Super Micro Computer, Inc.*		55,296
900	Virtusa Corp.*		9,279
2,800	Xyratex Ltd.*†		47,404
			639,367

	DISTRIBUTION/WHOLESALE	0.63%
1,900	Core-Mark Holding Co., Inc.*		58,159
800	MWI Veterinary Supply, Inc.*		32,320
18,500	Navarre Corp.*		38,480
			128,959

	DIVERSIFIED FINANCIAL SERVICES	1.66%
2,500	Asta Funding, Inc.		17,600
2,100	Calamos Asset Management, Inc.		30,114
6,300	JMP Group, Inc.		53,550
1,800	National Financial Partners Corp.*		25,380
2,600	Nelnet, Inc.		48,256
2,800	Sanders Morris Harris Group, Inc.		17,332
4,400	Thomas Weisel Partners Group, Inc.*		17,248
3,700	TradeStation Group, Inc.*		25,937
2,900	World Acceptance Corp.*		104,632
			340,049

	ELECTRICAL COMPONENTS & EQUIPMENT	1.02%
6,400	Advanced Battery Technologies, Inc.*		24,960
1,300	Graham Corp.		23,387
2,500	Harbin Electric, Inc.*		53,975
4,200	Insteel Industries, Inc.		44,898
1,500	Powell Industries, Inc.*		48,795
2,900	Ultralife Corp.*		11,629
			207,644

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	ELECTRONICS	2.70%
300	American Science & Engineering, Inc.		$22,476
3,000	Analogic Corp.		128,190
2,300	Bel Fuse, Inc.		46,345
6,600	Electro Scientific Industries, Inc.*		84,546
4,400	Keithley Instruments, Inc.		29,040
3,700	LoJack Corp.*		15,281
1,600	Methode Electronics, Inc.		15,840
4,800	NAM TAI Electronics, Inc.*†		24,000
600	NVE Corp.*		27,180
1,400	OSI Systems, Inc.*		39,270
2,600	Rofin-Sinar Technologies, Inc.*		58,812
1,500	Spectrum Control, Inc.*		17,535
7,800	Sypris Solutions, Inc.*		26,052
1,900	Zygo Corp.*		17,537
			552,104

	ENERGY - ALTERNATE SOURCES	0.51%
4,100	Comverge, Inc.*		46,371
5,900	Headwaters, Inc.*		27,081
1,200	Ocean Power Technologies, Inc.*		8,484
31,700	Plug Power, Inc.*		21,943
			103,879

	ENGINEERING & CONSTRUCTION	0.62%
900	Dycom Industries, Inc.*		7,893
1,200	Exponent, Inc.*		34,224
900	Michael Baker Corp.*		31,032
1,300	VSE Corp.		53,508
			126,657

	ENTERTAINMENT	0.80%
4,600	Carmike Cinemas, Inc.*		63,802
2,400	Rick’s Cabaret International, Inc.*		30,720
8,300	Shuffle Master, Inc.*		67,977
			162,499

	ENVIRONMENTAL CONTROL	0.72%
1,400	American Ecology Corp.		22,540
9,200	Ceco Environmental Corp.*		33,488
9,200	Waste Services, Inc.*		90,988
			147,016

	FOOD	2.02%
8,100	B&G Foods, Inc.		84,888
3,400	Chiquita Brands International, Inc.*		53,482
1,100	Nash Finch Co.		37,015

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	FOOD (continued)
2,700	Overhill Farms, Inc.*		$15,741
6,000	Senomyx, Inc.*		19,650
22,200	Smart Balance, Inc.*		143,856
4,000	Spartan Stores, Inc.		57,680
			412,312

	FOREST PRODUCTS & PAPER	0.98%
5,100	Buckeye Technologies, Inc.*		66,708
3,000	KapStone Paper and Packaging Corp.*		35,610
900	Orchids Paper Products Co.*		14,805
1,100	Schweitzer-Mauduit International, Inc.		52,316
3,700	Wausau Paper Corp.*		31,598
			201,037

	GAS	0.17%
700	Chesapeake Utilities Corp.		20,860
500	Delta Natural Gas Co., Inc.		14,840
			35,700

	HEALTHCARE - PRODUCTS	2.76%
10,900	Caliper Life Sciences, Inc.*		43,055
6,300	CardioNet, Inc.*		48,195
3,000	Cynosure, Inc.*		33,720
2,000	Insulet Corp.*		30,180
1,000	Kensey Nash Corp.*		23,590
2,700	Micrus Endovascular Corp.*		53,244
4,300	Natus Medical, Inc.*		68,413
2,000	Orthofix International N.V.*†		72,760
8,000	Orthovita, Inc.*		34,080
1,500	Palomar Medical Technologies, Inc.*		16,290
1,900	SonoSite, Inc.*		61,009
5,000	Spectranetics Corp.*		34,550
4,000	Syneron Medical Ltd.*†		43,720
			562,806

	HEALTHCARE - SERVICES	3.17%
300	Air Methods Corp.*		10,200
8,475	Allied Healthcare International, Inc.*		23,052
1,700	Almost Family, Inc.*		64,073
3,400	American Dental Partners, Inc.*		44,370
8,100	Continucare Corp.*		29,970
600	Genoptix, Inc.*		21,294
2,300	Gentiva Health Services, Inc.*		65,044
3,200	Healthways, Inc.*		51,424
3,200	LHC Group, Inc.*		107,296
5,800	NovaMed, Inc.*		19,720

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	HEALTHCARE - SERVICES (continued)
6,800	Odyssey HealthCare, Inc.*		$123,148
900	RehabCare Group, Inc.*		24,543
4,200	Res-Care, Inc.*		50,358
700	U.S. Physical Therapy, Inc.*		12,180
			646,672

	HOLDING COMPANIES - DIVERSIFIED	0.31%
4,100	Compass Diversified Holdings		62,566

	HOME BUILDERS	0.25%
13,100	Orleans Homebuilders, Inc.*		1,834
11,100	Standard Pacific Corp.*		50,172
			52,006

	HOME FURNISHINGS	0.43%
6,900	Furniture Brands International, Inc.*		44,367
3,400	La-Z-Boy, Inc.*		42,636
			87,003

	HOUSEHOLD PRODUCTS/WARES	0.62%
1,900	Helen of Troy Ltd.*†		49,514
3,800	Kid Brands, Inc.*		32,870
4,900	Prestige Brands Holdings, Inc.*		44,100
			126,484

	INSURANCE	4.10%
6,400	American Equity Investment Life Holding Co.		68,160
2,400	American Physicians Service Group, Inc.		60,000
6,500	Amerisafe, Inc.*		106,405
13,700	Amtrust Financial Services, Inc.		191,115
900	First Mercury Financial Corp.		11,727
2,475	Life Partners Holdings, Inc.		54,871
24,000	Maiden Holdings Ltd.†		177,360
4,400	PMA Capital Corp.*		27,016
5,200	Radian Group, Inc.		81,328
2,708	Tower Group, Inc.		60,036
			838,018

	INTERNET	4.86%
9,600	1-800-Flowers.com, Inc.*		24,096
7,900	Art Technology Group, Inc.*		34,839
3,300	Bidz.com, Inc.*		6,699
7,400	Drugstore.Com, Inc.*		26,418
23,400	Health Grades, Inc.*		148,824
27,500	HealthStream, Inc.*		112,475
2,100	Infospace, Inc.*		23,205

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	INTERNET (continued)
3,200	Internap Network Services Corp.*		$17,920
2,400	Internet Brands, Inc.*		22,128
3,700	Liquidity Services, Inc.*		42,698
6,800	Orbitz Worldwide, Inc.*		48,348
6,300	PC-Tel, Inc.*		38,934
4,700	Perficient, Inc.*		52,969
10,000	S1 Corp.*		59,000
5,200	Saba Software, Inc.*		25,740
2,100	Shutterfly, Inc.*		50,589
5,600	SonicWALL, Inc.*		48,664
3,900	Stamps.com, Inc.*		39,390
6,610	TeleCommunication Systems, Inc.*		48,451
5,000	Terremark Worldwide, Inc.*		35,050
5,500	U.S. Auto Parts Network, Inc.*		41,360
8,100	Web.com Group, Inc.*		44,145
			991,942

	INVESTMENT MANAGEMENT COMPANIES	1.31%
1,000	Arlington Asset Investment Corp.		17,820
10,600	KKR Financial Holdings LLC		87,026
2,200	PennantPark Investment Corp.		22,792
7,977	Prospect Capital Corp.		96,921
6,499	TICC Capital Corp.		42,828
			267,387

	IRON/STEEL	0.08%
700	Universal Stainless & Alloy*		16,793

	LEISURE TIME	0.41%
1,700	Arctic Cat, Inc.*		18,445
16,300	GameTech International, Inc.*		31,785
8,600	Multimedia Games, Inc.*		33,540
			83,770

	LODGING	0.32%
19,900	Century Casinos, Inc.*		49,750
7,300	MTR Gaming Group, Inc.*		14,819
			64,569

	MACHINERY - DIVERSIFIED	1.18%
4,200	Alamo Group, Inc.		83,958
1,200	Columbus McKinnon Corp.*		19,044
2,000	Hurco Cos., Inc.*		33,660
1,900	Intevac, Inc.*		26,258
200	Middleby Corp.*		11,518
5,653	Tecumseh Products Co.*		67,101
			241,539

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	MEDIA	0.44%
2,000	Dolan Media Co.*		$21,740
6,400	Journal Communications, Inc.*		26,880
2,700	McClatchy Co.*		13,257
14,000	New Frontier Media, Inc.*		28,000
			89,877

	METAL FABRICATE/HARDWARE	0.29%
1,000	Dynamic Materials Corp.		15,620
1,100	Hawk Corp.*		21,450
3,900	North American Galvanizing & Coating, Inc.*		21,684
			58,754

	MINING	0.78%
2,100	Century Aluminum Co.*		28,896
2,000	Kaiser Aluminum Corp.		77,140
13,200	North American Palladium Ltd.*†		53,856
			159,892

	MISCELLANEOUS MANUFACTURING	1.39%
2,100	AZZ, Inc.		71,085
2,100	Ceradyne, Inc.*		47,649
2,400	FreightCar America, Inc.		57,984
9,800	GP Strategies Corp.*		81,928
3,200	Synalloy Corp.		25,984
			284,630

	OIL & GAS	1.86%
1,800	ATP Oil & Gas Corp.*		33,858
1,500	Carrizo Oil & Gas, Inc.*		34,425
8,500	Gastar Exploration Ltd.*†		41,310
4,300	GMX Resources, Inc.*		35,346
3,600	Gulfport Energy Corp.*		40,464
5,000	Magnum Hunter Resources Corp.*		15,200
8,800	Petroquest Energy, Inc.*		44,264
2,900	Resolute Energy Corp.*		35,119
4,200	Rex Energy Corp.*		47,838
8,000	Vaalco Energy, Inc.		39,520
8,800	Vantage Drilling Co.*†		13,024
			380,368

	OIL & GAS SERVICES	1.15%
400	Dawson Geophysical Co.*		11,696
2,000	Geokinetics, Inc.*		14,420
800	Gulf Island Fabrication, Inc.		17,400
5,300	Matrix Service Co.*		57,028
1,800	Natural Gas Services Group, Inc.*		28,566

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	OIL & GAS SERVICES (continued)
1,200	OYO Geospace Corp.*		$57,372
1,800	T-3 Energy Services, Inc.*		44,208
2,200	Trico Marine Services, Inc.*		5,104
			235,794

	PACKAGING & CONTAINERS	0.25%
400	AEP Industries, Inc.*		10,408
900	Bway Holding Co.*		18,090
2,200	UFP Technologies, Inc.*		22,770
			51,268

	PHARMACEUTICALS	5.49%
4,200	Acadia Pharmaceuticals, Inc.*		6,342
16,200	Adolor Corp.*		29,160
7,600	Allos Therapeutics, Inc.*		56,468
7,550	Animal Health International, Inc.*		14,270
1,600	Ardea Biosciences, Inc.*		29,216
11,200	Array Biopharma, Inc.*		30,688
5,500	Depomed, Inc.*		19,525
8,000	Dusa Pharmaceuticals, Inc.*		14,640
21,800	Dyax Corp.*		74,338
10,600	Idenix Pharmaceuticals, Inc.*		29,892
7,500	Inspire Pharmaceuticals, Inc.*		46,800
5,900	ISTA Pharmaceuticals, Inc.*		24,013
10,800	Keryx Biopharmaceuticals, Inc.*		29,592
2,100	MAP Pharmaceuticals, Inc.*		33,369
17,100	Myriad Pharmaceuticals, Inc.*		77,292
1,250	Neogen Corp.*		31,375
1,700	Obagi Medical Products, Inc.*		20,706
1,800	Omega Protein Corp.*		10,350
6,700	Orexigen Therapeutics, Inc.*		39,463
5,000	Penwest Pharmaceuticals Co.*		17,250
5,300	Poniard Pharmaceuticals, Inc.*		6,095
8,300	Pozen, Inc.*		79,514
8,030	Progenics Pharmaceuticals, Inc.*		42,800
4,100	Questcor Pharmaceuticals, Inc.*		33,743
4,900	Rigel Pharmaceuticals, Inc.*		39,053
5,600	Santarus, Inc.*		30,128
5,700	Spectrum Pharmaceuticals, Inc.*		26,277
33,050	Sucampo Pharmaceuticals, Inc.*		117,988
3,523	Targacept, Inc.*		69,262
4,900	Vivus, Inc.*		42,728
			1,122,337

	REAL ESTATE INVESTMENT TRUSTS	3.16%
1,000	American Capital Agency Corp.		25,600
18,400	Anworth Mortgage Asset Corp.		124,016

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
6,800	Arbor Realty Trust, Inc.*		$22,032
14,900	CapLease, Inc.		82,695
6,400	Capstead Mortgage Corp.		76,544
5,700	Education Realty Trust, Inc.		32,718
8,300	FelCor Lodging Trust, Inc.*		47,310
2,100	First Potomac Realty Trust		31,563
10,300	NorthStar Realty Finance Corp.		43,363
4,300	Pennsylvania Real Estate Investment Trust		53,621
8,200	Resource Capital Corp.		55,432
6,900	U-Store-It Trust		49,680
			644,574

	REAL ESTATE MANAGEMENT	0.18%
10,800	Thomas Properties Group, Inc.		35,964

	RETAIL	4.28%
5,800	America’s Car-Mart, Inc.*		139,896
600	Buffalo Wild Wings, Inc.*		28,866
2,900	Build-A-Bear Workshop, Inc.*		20,648
5,900	Carrols Restaurant Group, Inc.*		40,120
1,800	CKE Restaurants, Inc.		19,926
3,100	Conn’s, Inc.*		24,273
10,600	Denny’s Corp.*		40,704
3,000	Ezcorp, Inc.*		61,800
900	First Cash Financial Services, Inc.*		19,413
900	Fuqi International, Inc.*		9,810
6,100	Jamba, Inc.*		16,592
1,500	Landry’s Restaurants, Inc.*		26,880
4,500	PetMed Express, Inc.		99,765
3,000	Retail Ventures, Inc.*		28,530
15,800	Ruth’s Hospitality Group, Inc.*		83,740
3,000	Shoe Carnival, Inc.*		68,580
120	Steak N Shake Co.*		45,752
2,900	Stein Mart, Inc.*		26,187
800	Susser Holdings Corp.*		6,760
3,800	Tuesday Morning Corp.*		25,042
8,500	Wet Seal, Inc.*		40,460
			873,744

	SAVINGS & LOANS	2.41%
1,300	BankFinancial Corp.		11,921
2,900	First Financial Holdings, Inc.		43,674
8,900	First Place Financial Corp.		35,511
1,900	Flushing Financial Corp.		24,054
3,100	Indiana Community Bancorp		28,365
5,400	NASB Financial, Inc.		124,848
9,700	Provident Financial Holdings, Inc.		33,756

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	SAVINGS & LOANS (continued)
500	Teche Holding Co.		$16,450
3,300	Territorial Bancorp, Inc.		62,799
4,600	Timberland Bancorp, Inc.		18,400
24,300	United Western Bancorp, Inc.		37,179
3,700	Waterstone Financial, Inc.*		13,394
3,200	Westfield Financial, Inc.		29,408
300	WSFS Financial Corp.		11,700
			491,459

	SEMICONDUCTORS	5.45%
10,200	Advanced Analogic Technologies, Inc.*		35,598
8,700	Anadigics, Inc.*		42,282
2,700	ATMI, Inc.*		52,137
7,300	AuthenTec, Inc.*		15,695
5,800	AXT, Inc.*		18,502
1,900	Ceva, Inc.*		22,154
9,000	Cirrus Logic, Inc.*		75,510
5,400	DSP Group, Inc.*		44,982
20,800	Emcore Corp.*		25,168
4,200	Exar Corp.*		29,610
5,700	GSI Technology, Inc.*		26,562
6,481	Integrated Silicon Solution, Inc.*		68,375
3,800	IXYS Corp.*		32,452
10,400	Kopin Corp.*		38,480
14,500	Lattice Semiconductor Corp.*		53,215
12,700	Microtune, Inc.*		34,671
1,700	Mindspeed Technologies, Inc.*		13,617
8,200	O2Micro International Ltd. ADR*†		56,170
1,700	Pericom Semiconductor Corp.*		18,207
3,900	Richardson Electronics Ltd.		31,005
3,300	Rudolph Technologies, Inc.*		28,281
2,400	Sigma Designs, Inc.*		28,152
14,500	Silicon Image, Inc.*		43,790
3,200	Techwell, Inc.*		59,840
2,600	Ultratech, Inc.*		35,360
2,000	Virage Logic Corp.*		15,720
3,800	Volterra Semiconductor Corp.*		95,380
5,500	White Electronic Designs Corp.*		38,500
3,200	Zoran Corp.*		34,432
			1,113,847

	SOFTWARE	3.80%
9,000	Actuate Corp.*		50,310
3,550	Bottomline Technologies, Inc.*		59,746
2,500	China Information Security Technology, Inc.*		12,625
5,300	China TransInfo Technology Corp.*		35,722
8,000	Descartes Systems Group, Inc.*†		51,520

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	SOFTWARE (continued)
6,900	Digi International, Inc.*		$73,416
4,100	Ebix, Inc.*		65,477
4,000	GSE Systems, Inc.*		21,640
2,900	inContact, Inc.*		8,265
2,600	Interactive Intelligence, Inc.*		48,594
1,600	Opnet Technologies, Inc.		25,792
6,000	Phoenix Technologies Ltd.*		19,320
5,700	QAD, Inc.*		29,925
4,600	RightNow Technologies, Inc.*		82,156
1,900	Seachange International, Inc.*		13,642
7,500	Smith Micro Software, Inc.*		66,300
2,400	Taleo Corp.*		62,184
28,500	Trident Microsystems, Inc.*		49,590
			776,224

	TELECOMMUNICATIONS	3.03%
8,200	8x8, Inc.*		12,054
16,100	Adaptec, Inc.*		52,647
3,600	Anaren, Inc.*		51,264
2,400	Applied Signal Technology, Inc.		46,992
900	Atlantic Tele-Network, Inc.		40,437
8,800	BigBand Networks, Inc.*		31,064
2,000	Consolidated Communications Holdings, Inc.		37,920
1,200	EMS Technologies, Inc.*		19,920
3,000	Exfo Electro Optical Engineering, Inc.*†		18,600
4,400	Extreme Networks*		13,508
500	GeoEye, Inc.*		14,750
3,900	Globecomm Systems, Inc.*		29,991
4,600	Harmonic, Inc.*		29,026
2,700	HickoryTech Corp.		23,841
5,100	Hypercom Corp.*		19,686
2,300	Ixia*		21,321
1,600	Knology, Inc.*		21,504
2,000	Oplink Communications, Inc.*		37,080
8,700	Opnext, Inc.*		20,532
8,127	Symmetricom, Inc.*		47,380
2,300	USA Mobility, Inc.*		29,141
			618,658

	TOYS/GAMES/HOBBIES	0.50%
1,300	Jakks Pacific, Inc.*		16,965
8,100	Leapfrog Enterprises, Inc.*		53,055
2,200	RC2 Corp.*		32,934
			102,954

	TRANSPORTATION	1.86%
3,200	CAI International, Inc.*		39,424
3,500	Dynamex, Inc.*		60,200

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited) (continued)

Number
of Shares			Value
	TRANSPORTATION (continued)
31,100	Express-1 Expedited Solutions, Inc.*		$45,406
7,600	Frozen Food Express Industries*		29,640
3,000	Horizon Lines, Inc.		16,320
2,000	Marten Transport Ltd.*		39,420
4,390	OceanFreight, Inc.*†		3,301
4,600	PAM Transportation Services, Inc.*		63,020
13,226	Paragon Shipping, Inc.†		61,633
7,674	Star Bulk Carriers Corp.†		22,332
			380,696

	WATER	0.09%
1,400	Consolidated Water Co., Inc.†		19,012
	TOTAL COMMON STOCK (Cost $18,270,089)		19,779,815

	EXCHANGE-TRADED FUNDS	1.83%
5,519	iShares Russell 2000 Index Fund		374,244

	TOTAL EXCHANGE-TRADED FUNDS (Cost $374,994)		374,244

	TOTAL INVESTMENTS (Cost $18,645,083)	98.68%	20,154,059

	Other Assets less Liabilities	1.32%	270,144

	NET ASSETS	100.00%	$20,424,203

*	Non-income producing security.
†	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

ASSETS:
Investments at value (cost $18,645,083)	$20,154,059
Receivable for securities sold	115,187
Receivable for capital stock sold	232,329
Receivable for interest and dividends	20,325
Prepaid expenses	33,632

Total assets	20,555,532

LIABILITIES:
Payable to custodian	17,764
Payable for capital stock redeemed	22,542
Accrued investment advisory fees	23,088
Accrued auditing fees	17,458
Accrued custody fees	15,257
Accrued trustees’ fees	8,872
Accrued administration and accounting fees	7,644
Accrued expenses	18,704

Total liabilities	131,329

NET ASSETS	$20,424,203

NET ASSETS CONSIST OF:
Paid-in-capital	$111,664,690
Undistributed net investment loss	(169,799)
Undistributed net realized loss on investments	(92,579,664)
Net unrealized appreciation on investments	1,508,976

NET ASSETS	$20,424,203

SHARES OUTSTANDING, no par value
(Unlimited shares authorized)	2,625,917

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$7.78

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

INVESTMENT INCOME:
Interest income	$82
Dividend income	165,910

Total investment income	165,992

EXPENSES:
Investment advisory fees	148,427
Administration and fund accounting fees	44,877
Custody fees	27,731
Legal fees	24,226
Trustees’ fees	18,139
Audit and tax fees	14,168
Transfer agent fees and expenses	13,722
Federal and state registration fees	9,275
Reports to shareholders	7,127
Miscellaneous	28,099

Total expenses	335,791

NET INVESTMENT LOSS	(169,799)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(2,015,890)
Change in net unrealized appreciation on investments	5,067,126

Net gain on investments	3,051,236

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,881,437

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2010	Year Ended
	(Unaudited)	September 30, 2009
OPERATIONS:
Net investment loss	$(169,799)	$(108,406)
Net realized loss on investments	(2,015,890)	(44,749,936)
Change in unrealized appreciation on investments	5,067,126	28,463,409
Net increase/(decrease) in net assets resulting from operations	2,881,437	(16,394,933)

DISTRIBUTIONS:
Net investment income	—	(88,208)
Total distributions	—	(88,208)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,567,844	11,415,896
Reinvested distributions	—	88,208
Cost of shares redeemed	(19,822,789)	(31,353,244)
Net decrease from capital transactions	(17,254,945)	(19,849,140)

TOTAL DECREASE IN NET ASSETS	(14,373,508)	(36,332,281)

NET ASSETS:
Beginning of period	34,797,711	71,129,992

End of period	$20,424,203	$34,797,711

Undistributed net investment loss	$(169,799)	$—

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	351,354	2,150,695
Reinvested distributions	—	16,866
Shares redeemed	(2,664,352)	(6,305,447)
Net decrease	(2,312,998)	(4,137,886)

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Financial Highlights
For a Fund Share Outstanding
Throughout the Period

	Six Months
	Ended
	March 31,
	2010		Year Ended September 30,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value,
beginning of period	$7.05		$7.84	$12.04	$11.90	$12.02	$10.32

Income from
investment operations:
Net investment income/(loss)	(0.06)		(0.03)	— (1)	(0.02)	(0.05)	(0.09)
Net realized and unrealized
gain/(loss) on investments	0.79		(0.75)	(3.52)	1.09	0.57	2.06
Total from
investment operations	0.73		(0.78)	(3.52)	1.07	0.52	1.97

Less distributions
to shareholders from:
Net investment income	—		(0.01)	—	—	—	—
Net realized gains	—		—	(0.68)	(0.93)	(0.64)	(0.27)

Net asset value,
end of period	$7.78		$7.05	$7.84	$12.04	$11.90	$12.02

Total Return	10.35	%(2)	(9.87)%	(30.40)%	8.94%	4.48%	19.19%

Supplemental data and ratios:
Net assets,
end of period (in 000’s)	$20,424		$34,798	$71,130	$308,389	$129,760	$83,912
Ratio of total expenses to
average net assets	2.15	%(3)	1.96%	1.36%	1.19%	1.29%	1.44%
Ratio of net investment
income/(loss) to
average net assets	(1.09	)%(3)	(0.33)%	0.01%	(0.30)%	(0.56)%	(0.93)%
Portfolio turnover rate	38	%(2)	98%	109%	82%	75%	72%

(1)	Less than $0.01.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2010 (Unaudited)

1.	Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities  for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements and Disclosures”).  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Fair Value Measurements and Disclosures applies to fair value measurements already required or permitted by existing standards.  Fair Value Measurements and Disclosures is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current GAAP from the application of this statement relate to the definition of fair value measurements.  The Fund commenced complying with Fair Value Measurements and Disclosures in fiscal year 2009.  In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“Determining Fair Value”), effective for interim and annual periods ending after June 15, 2009.  Determining Fair Value expands existing fair value measurement disclosure to include a breakout of the current Fair Value Measurements and Disclosures chart to add category and/or security types.  The three broad levels of the hierarchy are described below:

Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2010 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category and economic sector as of March 31, 2010:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,041,584	$—	$—	$3,041,584
Consumer Staples	571,710	—	—	571,710
Energy	616,162	—	—	616,162
Financials	4,503,389	—	—	4,503,389
Health Care	3,686,374	—	—	3,686,374
Industrials	2,319,581	—	—	2,319,581
Information Technology	4,031,141	—	—	4,031,141
Materials	803,505	—	—	803,505
Miscellaneous	374,243	—	—	374,243
Telecommunication Services	151,658	—	—	151,658
Utilities	54,712	—	—	54,712
Total	$20,154,059	$—	$—	$20,154,059

(b)
Securities Lending – The Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of March 31, 2010, there were no securities on loan by the Fund.

(c)
Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, FASB released “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”). The Income Tax Statement addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction).  The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.  The Fund adopted the Income Tax Statement in fiscal year 2008.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2010.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2010.  At March 31, 2010, the fiscal years 2006 through 2009 remain open to examination in the Fund’s major tax jurisdictions.

(d)
Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2010 (Unaudited) (continued)

(e)
Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(f)
Derivative Instruments – In March 2008, the FASB issued “Disclosure about Derivative Instruments and Hedging Activities” (“Derivative Instrument Disclosure”).  Derivative Instrument Disclosure is effective for fiscal years and interim periods beginning after November 15, 2008.  The Fund adopted Derivative Instrument Disclosure during fiscal 2009.  Derivative Instrument Disclosure requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  The Fund does not hold any derivative or hedging positions as of March 31, 2010.

3.	Related Party Transactions

The Trust has an agreement with Lotsoff Capital Management (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.95%. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Fund’s average daily net assets, the Adviser will reimburse the Fund for the amount of such excess. The Adviser made no reimbursements to the Fund during the six months ended March 31, 2010.

The Trust has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Fund has entered into an agreement with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services.

4.	Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the Fund for the six months ended March 31, 2010, were as follows:

Purchases	$11,293,326
Sales	$28,757,357

5.	Federal Income Tax Information

At March 31, 2010, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$19,999,546
Gross Unrealized Appreciation	$3,840,560
Gross Unrealized Depreciation	(3,686,047)
Net Unrealized Appreciation/(Depreciation) on Investments	$154,513

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2009, the Micro Cap Fund had accumulated capital loss carryforwards of $45,946,178 which will expire in the year 2017.  To the extent that the Fund realizes future net capital gains, those gains will be offset by its unused capital loss carryforward.  As of September 30, 2009, the Micro Cap Fund had $42,274,659 of post-October losses, which are deferred until October 1, 2009 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2010 (Unaudited) (continued)

The tax character of distributions paid during the fiscal year ended September 30, 2009 was as follows:

Distributions paid from:	2009	2008
Ordinary Income	$88,208	$8,179,475
Tax Return of Capital	(88,208)	—
Net Long-Term Capital Gains	—	5,511,582
Total Taxable Distributions	—	13,691,057
Total Distributions Paid	$—	$13,691,057

As of September 30, 2009, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-Term Capital Gains	—
Accumulated Earnings	—
Accumulated Capital and Other Losses	(88,220,837)
Unrealized Appreciation/(Depreciation)	154,513
Total Accumulated Earnings/(Deficit)	$(88,066,324)

6.	Other

As of March 31, 2010, the Fund has a shareholder that holds 97.43% of the outstanding shares of the Fund.  A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients.  The Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Fund at any time.

7.	Subsequent Events

Events and transactions have been evaluated by management for subsequent events.  Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

Lotsoff Capital Management Investment Trust
Expense Example
For the Six-Month Period Ended March 31, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	October 1, 2009	March 31, 2010	March 31, 2010(1)

Actual Example	$1,000.00	$1,103.50	$11.27

Hypothetical Example, assuming a
5% return before expenses	1,000.00	1,014.28	10.79

(1)	Expenses are equal to the Fund’s annualized expense ratio of 2.15% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Micro Cap Fund’s proxy votes for the year ended June 30, 2009 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UMB Distribution Services, LLC, Distributor
P.O. Box 1181
Milwaukee, WI 53201-1181
877.568.7633

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:      /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:   June 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:   June 2, 2010

By:      /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:   June 2, 2010